13. SELLING AND MARKETING EXPENSES: Schedule of Selling and Marketing Expense (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Payroll (sales personnel)		$ 173,536	$ 335,920	$ 329,091
Marketing and advertising		193,106	178,058	105,658
Distribution		104,407	102,948	161,304
Travel		1,447	79,235	67,769
Selling and marketing	[1]	$ 472,496	$ 696,161	$ 663,822

[1]	Note 13.